Other Income	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Income [Abstract]
Other Income
13)	OTHER INCOME

	For the year ended March 31
Particulars	2017	2018	2019
Excess provision written back	93	96	167
Net gain on disposal of property, plant and equipment	—	—	53
Others	270	339	—
Total	363	435	220